Annual Total Returns - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO - Fidelity Extended Market Index Fund - Fidelity Extended Market Index Fund
Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	38.25%
Annual Return 2014	7.71%
Annual Return 2015	(3.29%)
Annual Return 2016	16.11%
Annual Return 2017	18.22%
Annual Return 2018	(9.36%)
Annual Return 2019	28.00%
Annual Return 2020	32.16%
Annual Return 2021	12.41%
Annual Return 2022	(26.43%)